Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net Income (loss)	$ 967,065	$ (213,836)	$ (3,559)	$ 1,233,352
Adjustments to reconcile net cash used in operating activities:
Interest earned on investment held in Trust Account	(2,112,292)	(146,397)		(1,656,478)
Change in fair value of warrant liabilities	31,800	122,483		(555,917)
Prepaid expenses	(36,001)	(218,173)		(99,196)
Accrued expenses	133,152	30,000		140,370
Franchise tax payable	(56,801)	39,300		122,801
Income tax payable	137,398			243,070
Deferred income tax liability	49,207			78,955
Formation costs paid by related party			8,511
Net cash used in operating activities	(886,472)	(386,623)	4,952	(493,043)
Cash flows from investing activities:
Purchase of investment held in Trust Account		(116,150,000)		(116,150,000)
Cash withdrawn from Trust Account to pay taxes	519,232
Cash withdrawn from Trust Account to pay redeemed public stockholders	63,169,451
Cash deposited in Trust Account for term extension	(720,000)
Net cash provided by (used in) investing activities	62,968,683	(116,150,000)		(116,150,000)
Cash flows from financing activities:
Proceeds from issuance of insider shares to the initial stockholders		25,000		25,000
Proceeds from sale of public units through public offering		115,000,000		115,000,000
Proceeds from sale of private placement units		5,300,000		5,300,000
Proceeds from sale of unit purchase option		100		100
Proceeds from issuance of promissory note to related party	870,000	200,000		200,000
Payment to redeemed public stockholders	(63,169,451)
Repayment of promissory note to related party		(200,000)		(200,000)
Repayment of advance from related party		(8,511)		(8,511)
Payment of underwriters’ commissions		(2,875,000)		(2,875,000)
Payment of deferred offering costs		(462,536)		(462,536)
Net cash provided by (used in) financing activities	(62,299,451)	116,979,053		116,979,053
Net change in cash	(217,240)	442,430	4,952	336,010
Cash, beginning of the period	340,962	4,952		4,952
Cash, end of the period	123,722	447,382	4,952	340,962
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption		96,338,934		94,873,850
Initial recognition of warrant liabilities		587,717		587,717
Deferred underwriting fee payable		4,312,500		4,312,500
Allocation of offering costs to common stock subject to redemption		6,901,405		6,901,405
Accretion of Common stock to redemption value	2,336,570	26,712,471		$ 29,388,057
Redeemed common stock payable	63,169,451
Excise tax liability	$ 631,696